BORROWINGS - Debt (Details) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Long-term debt			$ 3,029
Financing lease obligations	$ 204	$ 219	222	$ 209
Total	3,219	3,242	3,251	209
Less: Unamortized discount	5	5	5
Less: Unamortized debt issuance costs	14	15	15
Less: current maturities of long-term debt	93	96	103	69
Total	$ 3,107	$ 3,127	$ 3,128	$ 140
Debt instrument, weighted-average interest rate (as a percent)			2.70%
Finance lease obligations, interest rate (as a percent)	1.85%	1.79%	1.40%
Unsecured floating-rate term loan
Borrowings
Long-term debt	$ 500	$ 500	$ 500
Debt instrument, weighted-average interest rate (as a percent)	2.24%	1.37%
Unsecured floating-rate term loan | LIBOR
Borrowings
Debt instrument, weighted-average interest rate (as a percent)	1.125%	1.125%
Commercial loan agreement
Borrowings
Long-term debt	$ 116	$ 123	129
Debt instrument, weighted-average interest rate (as a percent)	3.00%	3.00%
Unsecured senior notes due 2026
Borrowings
Long-term debt	$ 700	$ 700	700
Debt instrument, weighted-average interest rate (as a percent)	2.05%	2.05%
Unsecured senior notes due 2028
Borrowings
Long-term debt	$ 500	$ 500	500
Debt instrument, weighted-average interest rate (as a percent)	2.70%	2.70%
Unsecured senior notes due 2031
Borrowings
Long-term debt	$ 650	$ 650	650
Debt instrument, weighted-average interest rate (as a percent)	3.15%	3.15%
Unsecured senior notes due 2041
Borrowings
Long-term debt	$ 550	$ 550	$ 550
Debt instrument, weighted-average interest rate (as a percent)	4.10%	4.10%